Property, Plant and Equipment, Net - Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Amount of interest capitalized	$ 10,331	$ 12,542	$ 7,692
Range of the interest rates for capitalization	1.932%	1.638%	1.4588%